Cover	Dec. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 30, 2022
Entity File Number	001-37776
Entity Registrant Name	SHINECO, INC.
Entity Central Index Key	0001300734
Entity Tax Identification Number	52-2175898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 3310, North Tower, Zhengda Center,
Entity Address, Address Line Two	No. 20, Jinhe East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
City Area Code	+86
Local Phone Number	10-59246103
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SISI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false